                                                            [LOGO OF MetLife(R)]

Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166


May 3, 2016

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Metropolitan Life Insurance Company
       Metropolitan Life Separate Account E
       File Nos. 333-190296/811-04001
       (Gold Track Select)
       Rule 497(j) Certification
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Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account E (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated May 1, 2016 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus contained in Post-Effective Amendment No. 3 for the Account filed electronically with the Commission on April 26, 2016.

If you have any questions, please contact me at (617) 578-3514.

Sincerely,


/s/ Michele H. Abate
Michele H. Abate
Vice President and Associate General Counsel
Metropolitan Life Insurance Company